Income Taxes (Details) - Significant components of the Group’s deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset
Others		$ 1,128
Net operating loss carryforwards	2,987,597	1,367,309
Less: valuation allowance	(2,987,597)	(1,367,309)
Net deferred tax asset		$ 1,128